Accounts Receivable, Net	6 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of December 31, 2023 and June 30, 2023:

	December 31, 2023	June 30, 2023
Accounts receivable	$697,359	$1,018,691

The Company recorded no allowance for doubtful accounts as of December 31, 2023 and June 30, 2023. The Company gives its customers credit period of 30 days to 1 year and continually assesses the recoverability of uncollected accounts receivable. As of December 31, 2023 and June 30, 2023, the balances of the Company’s accounts receivable were all due within credit periods. Until April 30, 2024, the Company collected accounts receivable of $84,600, which accounts for 12% of the total balance as of December 31, 2023.